UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       February 14, 2006
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]


Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Select Managers Fund, Mackenzie Select Managers Canada Fund, Mackenzie Select Managers Capital Class, Mackenzie Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                                  -----------------------

Form 13F Information Table Entry Total:                     27
                                                  -----------------------

Form 13F Information Table Value Total:             $1,644,097 (x1,000)
                                                  -----------------------


List of Other Included Managers:

01 - Cundill Investment Research Ltd. (CIR)

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of                Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer                 class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE INC                COM       05534B109    270,691  11,324,300     SH           SOLE                 11,324,300     0       0


BCE INC                COM       05534B109     46,760   1,956,200     SH           OTHER        01       1,956,200     0       0


BROOKFIELD ASSET      CL A
    MANAGEMENT INC  LTD VT SH    112585104     43,453     864,387     SH           SOLE                    864,387     0       0


CANADIAN NAT
   RES LTD            COM        136385101     62,083    1,256,000    SH           SOLE                  1,256,000     0       0


DIRECTV GROUP INC     COM        25459L106    147,167    4,258,000    SH           SOLE                  4,258,000     0       0


DIRECTV GROUP INC     COM        25459L106     51,278    3,631,600    SH           OTHER        01       3,631,600     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102    276,633    1,919,885    SH           SOLE                  1,919,885     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102     63,806      442,826    SH           OTHER        01         442,826     0       0


FOCUS ENHANCEMENTS
   INC                COM        344159108        625    1,000,000    SH           SOLE                  1,000,000     0       0


GEAC COMPUTER LTD     COM        368289104     26,469    2,430,000    SH           SOLE                  2,430,000     0       0


GRILL CONCEPTS INC    COM        398502203        871      280,000    SH           SOLE                    280,000     0       0


LIBERTY GLOBAL INC  COM SER A    530555101      5,489    1,384,429    SH           SOLE                  1,384,429     0       0


LIBERTY GLOBAL INC  COM SER A    530555101     10,577      470,088    SH           OTHER        01         470,088     0       0


LIBERTY GLOBAL INC  COM SER C    530555309     29,350    1,384,429    SH           SOLE                  1,384,429     0       0


LIBERTY GLOBAL INC  COM SER C    530555309      9,966      470,088    SH           OTHER        01         470,088     0       0


LIBERTY MEDIA         COM
    CORP NEW          SER A      530718105    119,716   28,903,260    SH           SOLE                 28,903,260     0       0


LIBERTY MEDIA         COM
    CORP NEW          SER A      530718105     53,965    6,856,991    SH           OTHER        O1       6,856,991     0       0


MCI INC               COM        552691107    126,686    6,421,055    SH           SOLE                  6,421,055     0       0


MCI INC               COM        552691107     22,930    1,162,167    SH           OTHER        01       1,162,167     0       0


NATUZZI S P A        ADR         63905A101      7,953    1,136,200    SH           SOLE                  1,136,200     0       0


NATUZZI S P A        ADR         63905A101        854      122,000    SH           OTHER        01         122,000     0       0


PFIZER INC           COM         717081103    145,970    6,259,500    SH           SOLE                  6,259,500     0       0


PFIZER INC           COM         717081103      3,976      170,500    SH           OTHER        01         170,500     0       0


QLT INC              COM         746927102     39,545    6,172,200    SH           SOLE                   6,172,200    0       0


SAKS INC             COM         79377W108     21,240    1,259,800    SH           SOLE                  1,259,800     0       0


SAKS INC             COM         79377W108      1,568       93,000    SH           OTHER        01          93,000     0       0


SUN LIFE FINL INC    COM         866796105     54,477    1,359,200    SH           SOLE                  1,359,200     0       0
